SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPAIRMENT OF LONG-LIVED ASSETS & INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2018 USD ($)
Impairment of long-lived assets
Impairment of long-lived assets			¥ 21,757,000
Investments
Impairment of available-for-sale investment	¥ 0	¥ 0	3,690,000
Impairment of cost method investment	¥ 0	0	¥ 400,000
Accumulated deficit		¥ (2,100,569,000)		$ (309,150,000)	¥ (2,152,240,000)
ASC 321
Investments
Accumulated deficit | $						$ 0